Semi-Annual Report o April 30, 1999

         Intermediate
         Income Portfolio

B O N D S
                              Investment products:
              Not FDIC Insured o No Bank Guarantee o May Lose Value

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Portfolio Highlights                                                           3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 10
--------------------------------------------------------------------------------


U.S. FIXED INCOME PORTFOLIO

Portfolio of Investments                                                      14
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           17
--------------------------------------------------------------------------------
Statement of Operations                                                       18
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            19
--------------------------------------------------------------------------------
Financial Highlights                                                          20
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 21
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

   This semi-annual report covers the period from November 1, 1998 through April 30, 1999, for CitiFunds Intermediate Income Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed as well as its outlook for the future.

   The reporting period saw a continuation of the strong economic conditions that have dominated the U.S. for more than seven years. Lower short-term interest rates adopted by the Federal Reserve Board in the fall of 1998 appear to have helped U.S. businesses withstand the effects of economic weakness in Japan, Asia and Latin America. Consumer spending remained high, unemployment was low and inflationary pressures continued to be virtually absent.

   These economic conditions produced mixed results for fixed income securities over the past six months. U.S. Treasury securities, which rallied strongly last summer when the stock market and other bond markets declined sharply, gave back some of their gains. Other types of bonds did relatively better, however, as investors shifted assets back into bond market sectors they had previously avoided, including corporate bonds, mortgage-backed securities, asset-backed securities and foreign bonds. Accordingly, many investment grade fixed income funds, including CitiFunds Intermediate Income Portfolio, repositioned their portfolios during the reporting period to adjust to rapidly changing market conditions.

   Thank you for your continued confidence and participation.

Sincerely,


/s/Philip W. Coolidge
--------------------------------
Philip W. Coolidge
President
May 20, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   Much has changed in the U.S. bond market since November 1998. When the reporting period began, the Federal Reserve Board ("Fed") had already lowered short-term interest rates twice in an effort to assure investors worldwide that they would provide the necessary liquidity to help stabilize the financial markets until the second interest rate cut in mid-October. Many bond market investors appeared to be unimpressed. Investors continued to favor U.S. Treasury securities over the higher risk/higher return sectors of the bond market, causing the differences in yields between those types of bonds and U.S. Treasury securities to remain at historically wide levels.

   In November, the Fed reduced short-term interest rates a third time in 1998 seeking assurance that the global financial markets were functioning normally. During the reporting period, central banks worldwide followed the Fed's lead, as they attempted to curb the spread of the currency and credit crisis that began in Asia in 1997 and spread to Russia and parts of Latin America in 1998. Finally convinced that the Fed and its foreign counterparts understood the extent of the world's financial problems, investors gradually shifted assets back to higher risk/higher return securities. As a result, the differences in yields between U.S. Treasury securities and other types of bonds began to narrow.

   During the reporting period, the Portfolio's allocations in U.S. Treasury issues, asset-backed securities and corporate bonds remained virtually the same. With respect to its mortgage obligation holdings, the U.S. Fixed Income Portfolio had 47% invested in these securities as of April 30, 1999 versus 27% invested in mortgage-obligations as of October 31, 1998.

   Similarly, we adjusted the Portfolio's average duration, a measure of sensitivity to changing interest rates. Throughout the final months of 1998 and the beginning of 1999, the Portfolio's average duration remained on the long side, enabling us to maintain higher yields for as long as possible while interest rates fell. At the end of February 1999, however, we reduced the Portfolio's average duration in anticipation of stable to modestly rising interest rates. This change in duration was intended to help us take advantage of higher yields, as they became available.

   Looking forward, we expect the U.S. economy to remain relatively strong and overseas economies to improve. As of April 30, 1999, yields on higher risk/higher return securities remained at wider than average levels relative to U.S. Treasury securities. In our opinion, corporate bonds, mortgage-backed securities and asset-backed securities are likely to continue to benefit from strong investor demand.

   With U.S. interest rates expected to remain within a relatively narrow range, we intend to adjust the Portfolio's average duration tactically, shortening it modestly when interest rates appear to be rising and extending it when interest rates seem likely to fall. In our view, these strategies should help CitiFunds Intermediate Income Portfolio meet the challenges of delivering a high level of income despite constantly changing bond market conditions.

FUND FACTS

FUND OBJECTIVE
To generate a high level of current income and preserve the value of its shareholders' investments.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
June 25, 1993                            Distributed semi-annually, if any

NET ASSETS AS OF 4/30/99                 BENCHMARKS
Class A shares                           o Lipper  Intermediate  Investment
$76.5  million                             Grade  Funds Average
Class B shares                           o Lehman Aggregate Bond Index*
$3.0 million

* The Lehman Aggregate Bond Index is an unmanaged index of U.S. Government and Corporate bonds representing a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year.


PORTFOLIO HIGHLIGHTS
PORTFOLIO DIVERSIFICATION AS OF APRIL 30, 1999 (Unaudited)

         [Pie Chart]

Preffered Stock            1%
*Short Term              (18%)
Asset Backed Securities    4%
Mortgage Obligations      47%
Corporate Bonds           33%
U.S. Treasury Issues      33%

*Includes cash and other net assets

FUND PERFORMANCE
TOTAL RETURNS

                                                                                   SINCE
                                                      SIX       ONE     FIVE      6/25/93
ALL PERIODS ENDING APRIL 30, 1999 (Unaudited)       MONTHS**    YEAR    YEARS*   INCEPTION*
============================================================================================
CitiFunds Intermediate Income Portfolio (Class A)
  without sales charge                              (0.58)%     4.78%   6.79%     5.53%
Lipper Intermediate Investment Grade Funds
  Average                                            0.57%      5.12%   7.15%     5.38%+
Lehman Aggregate Bond Index                          0.68%      6.27%   8.03%     6.65%+
CitiFunds Intermediate Income Portfolio (Class A)
  with a maximum sales charge of 4.50%              (5.05)%     0.06%   5.81%     4.71%
CitiFunds Intermediate Income Portfolio (Class B)
  without deferred sales charge                        --         --      --     (1.08)%#**
Lipper Intermediate Investment Grade Funds
  Average                                              --         --      --     (0.22)%++*
Lehman Aggregate Bond Index                            --         --      --     (0.18)%++**
CitiFunds Intermediate Income Portfolio (Class B)
  with a maximum deferred sales charge of 4.50%        --         --      --     (5.53)%#**


 * Average Annual Total Return
** Not Annualized
 + From 6/30/93
++ From 12/31/98
 # From 1/4/99

30-Day SEC Yield Class A             4.78%
30-Day SEC Yield Class B             4.32%
Income Dividends Per Share Class A $0.234
Income Dividends Per Share Class B $0.113

Growth of a $10,000 Investment A $10,000 investment in the Fund made on inception date would have grown to $13,086 with sales charge (as of 4/30/99). The graph shows how this compares to its benchmarks over the same period.

Date            Lipper Intermediate   Lehman Aggregate  CitiFunds Intermediate
                 Inv. Grade Avg.         Bond Index         Income Fund
6/25/93              10000
6/30/93              10000                   10000              9579
7/31/93              10042                   10057              9620
8/31/93              10228                   10233              9860
9/30/93              10268                   10261              9937
10/31/93             10301                   10299              9947
11/30/93             10209                   10211              9785
12/31/93             10257                   10266              9835
1/31/94              10387                   10405              9975
2/28/94              10202                   10224              9755
3/31/94               9980                    9971              9519
4/30/94               9890                    9891              9424
5/31/94               9875                    9890              9398
6/30/94               9856                    9869              9368
7/31/94              10004                   10065              9527
8/31/94              10024                   10077              9553
9/30/94               9911                    9929              9393
10/31/94              9896                    9920              9357
11/30/94              9867                    9898              9321
12/31/94              9914                    9967              9395
1/31/95              10072                   10164              9570
2/28/95              10281                   10406              9788
3/31/95              10345                   10469              9857
4/30/95              10478                   10616              9969
5/31/95              10848                   11027             10438
6/30/95              10916                   11107             10497
7/31/95              10887                   11083             10448
8/31/95              11009                   11217             10542
9/30/95              11106                   11326             10657
10/31/95             11244                   11473             10695
11/30/95             11401                   11645             10801
12/31/95             11546                   11808             10941
1/31/96              11622                   11886             10991
2/29/96              11423                   11679             10772
3/31/96              11345                   11597             10687
4/30/96              11276                   11532             10613
5/31/96              11256                   11509             10564
6/30/96              11384                   11664             10739
7/31/96              11410                   11695             10756
8/31/96              11401                   11675             10725
9/30/96              11587                   11878             10928
10/31/96             11821                   12142             11167
11/30/96             12016                   12350             11360
12/31/96             11910                   12235             11239
1/31/97              11805                   12273             11292
2/28/97              11829                   12303             11320
3/31/97              11705                   12167             11181
4/30/97              11857                   12349             11354
5/31/97              11959                   12467             11444
6/30/97              12092                   12615             11570
7/31/97              12403                   12956             11858
8/31/97              12294                   12846             11743
9/30/97              12465                   13034             11910
10/31/97             12522                   13223             12117
11/30/97             12557                   13284             12111
12/31/97             12670                   13418             12236
1/31/98              12833                   13590             12433
2/28/98              12815                   13580             12402
3/31/98              12861                   13626             12448
4/30/98              12916                   13697             12490
5/31/98              13031                   13827             12622
6/30/98              13125                   13944             12729
7/31/98              13147                   13974             12733
8/31/98              13307                   14201             12972
9/30/98              13601                   14534             13250
10/31/98             13502                   14457             13162
11/30/98             13564                   14539             13180
12/31/98             13609                   14583             13223
1/31/99              13696                   14686             13299
2/28/99              13441                   14429             12975
3/31/99              13538                   14509             13064
4/30/99              13579                   14555             13086

Citifunds Intermediate Income Portfolio (Class A)
Lipper Intermediate Investment Grade Funds Average
Lehman Aggregate Bond Index

The graph includes the initial maximum sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers which may be terminated. If the waivers were not in place, total returns would be lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (Unaudited)
================================================================================

ASSETS:
Investment in U.S. Fixed Income Portfolio at value (Note 1A)      $80,601,814
Receivable for shares of beneficial interest sold                      98,292
Receivable from Sub-Administrator                                      25,462
--------------------------------------------------------------------------------
  Total assets                                                     80,725,568
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased               1,115,989
Accrued expenses and other liabilities                                 72,924
Dividends payable                                                      54,107
--------------------------------------------------------------------------------
  Total liabilities                                                 1,243,020
--------------------------------------------------------------------------------
NET ASSETS                                                        $79,482,548
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $82,561,340
Accumulated net realized loss from investment transactions
 and futures contracts
                                                                   (2,334,429)
Unrealized depreciation of investments and futures contracts         (643,667)
Accumulated net investment loss                                      (100,696)
--------------------------------------------------------------------------------
  Total                                                           $79,482,548
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($76,531,930/7,880,763 shares outstanding)   $ 9.71
Offering price per share ($9.71 / 0.955)                               $10.17*
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price ($2,950,618/303,211 shares
 outstanding)                                                           $9.73**
================================================================================

  * Based upon single purchases of less than $25,000.
 ** Redemption price per share is equal to net asset value less any applicable deferred contingent sales charges.

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Interest Income from U.S. Fixed Income Portfolio     $2,415,733
Allocated Expenses from U.S. Fixed Income Portfolio    (168,906)
--------------------------------------------------------------------------------
                                                                   $2,246,827
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                148,451
Service fees Class A (Note 3)                           104,739
Service fees Class B (Note 3)                             3,892
Audit fees                                               27,229
Shareholder reports                                      26,532
Transfer agent fees                                      21,481
Custody and fund accounting fees                         10,456
Legal fees                                                9,336
Trustees fees                                             7,244
Other                                                    29,982
--------------------------------------------------------------------------------
  Total expenses                                        389,342
Less expenses assumed by the Sub-Administrator (Note 6) (25,462)
Less aggregate amounts waived by the Manager (Note 2)  (148,451)
--------------------------------------------------------------------------------
  Net expenses                                                        215,429
--------------------------------------------------------------------------------
Net investment income                                               2,031,398
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM U.S. FIXED INCOME PORTFOLIO:
Net realized loss from investment transactions         (133,260)
Net realized gain on futures transactions                43,007
Unrealized depreciation of
  investments and future contracts                   (2,327,053)
--------------------------------------------------------------------------------
Net realized and unrealized loss from
   U.S. Fixed Income Portfolio                                     (2,417,306)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (385,908)
================================================================================

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                      TEN MONTHS
                                                       SIX MONTHS        ENDED       YEAR ENDED
                                                         ENDED        OCTOBER 31,       ENDED
                                                     APRIL 30, 1999      1998       DECEMBER 31,
                                                      (Unaudited)     (Note 1F)          1997
=================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                                $  2,031,398    $  2,071,831   $  2,329,594
Net realized gain (loss)                                  (90,253)        743,318        272,468
Unrealized appreciation (depreciation)                 (2,327,053)        662,088        649,983
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (385,908)      3,477,237      3,252,045
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class A)                        (2,112,510)     (2,112,415)    (2,338,323)
Net investment income (Class B)                           (19,584)             --             --
-------------------------------------------------------------------------------------------------
Decrease in net assets from
  distribution to shareholder                          (2,132,094)     (2,112,415)    (2,338,323)
-------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                       24,632,413      45,904,926        595,327
Net asset value of shares issued to shareholders
  from reinvestment of distributions                    2,060,933       2,110,978      2,335,328
Cost of shares repurchased                            (24,462,536)     (9,293,925)   (11,061,426)
-------------------------------------------------------------------------------------------------
  Total Class A                                         2,230,810      38,721,979     (8,130,771)
-------------------------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                        2,983,623              --             --
Net asset value of shares issued to shareholders
  from reinvestment of distributions                       15,370              --             --
Cost of shares repurchased                                (17,617)             --             --
-------------------------------------------------------------------------------------------------
  Total Class B                                         2,981,376              --             --
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  transactions in shares of beneficial interest         5,212,186      38,721,979     (8,130,771)
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   2,694,184      40,086,801     (7,217,049)
-------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                    76,788,364      36,701,563     43,918,612
-------------------------------------------------------------------------------------------------
End of period (including undistributed
  net investment income (loss) of
  ($110,696), $0 and $26,955,
  respectively)                                      $ 79,482,548    $ 76,788,364   $ 36,701,563
=================================================================================================

* January 4, 1999 (Commencement of Operations) to April 30, 1999.

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
                                               CLASS A
                       ---------------------------------------------------------
                                     TEN
                       SIX MONTHS   MONTHS
                          ENDED     ENDED
                        APRIL 30, OCTOBER 31,     YEAR ENDED DECEMBER 31,
                          1999       1998     -------------------------------
                       (Unaudited) (Note 1F)  1997     1996     1995    1994
================================================================================
Net Asset Value,
  beginning of period   $10.00      $9.72     $9.48    $9.77    $8.91   $9.88
--------------------------------------------------------------------------------
Income From Operations:
Net investment income    0.219      0.447     0.575     0.54     0.57   0.521
Net realized and unrealized
  gain (loss) on
  investments           (0.275)     0.272     0.239    (0.29)    0.86  (0.959)
--------------------------------------------------------------------------------
    Total from
      operations        (0.056)     0.719     0.814     0.25     1.43  (0.438)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income   (0.234)    (0.439)   (0.574)   (0.54)   (0.57) (0.516)
Net realized gain on
  investments               --        --         --       --      --   (0.016)
--------------------------------------------------------------------------------
    Total distributions (0.234)    (0.439)   (0.574)   (0.54)   (0.57) (0.532)
--------------------------------------------------------------------------------
Net Asset Value,
   end of period         $9.71     $10.00     $9.72    $9.48    $9.77   $8.91
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)      $76,532    $76,788   $36,702  $43,919  $49,618 $47,582
Ratio of expenses to
  average net assets(A)  0.90%*     0.91%*    0.92%    0.90%    0.90%   0.90%
Ratio of expenses to average
  net assets after fees
  paid indirectly(A)     0.90%*     0.90%*    0.90%    0.90%    0.90%   0.90%
Ratio of net investment income
  to average net assets  4.79%*     5.30%*    5.92%    5.72%    5.97%   5.52%
Portfolio turnover(B)       --       120%      146%     495%     396%    291%
Total return           (0.58)%**    7.57%**   8.87%    2.73%   16.45% (4.48)%

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share             $0.198     $0.412    $0.522    $0.50    $0.52  $0.475
RATIOS:
Expenses to average
  net assets(A)          1.37%*     1.33%*    1.47%    1.39%    1.42%   1.39%
Net investment income to
  average net assets     4.32%*     4.88%*    5.37%    5.23%    5.45%   5.03%
================================================================================
  * Annualized
 ** Not Annualized
(A) The expense ratios for the year ended December 31, 1995 and the periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended before December 31, 1995 have not been adjusted to reflect this change.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                                    CLASS B
                                                               ---------------
                                                               JANUARY 4, 1999
                                                                (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                                 APRIL 30, 1999
                                                                  (Unaudited)
================================================================================

Net Asset Value,
  beginning of period                                                $10.00
--------------------------------------------------------------------------------

Income From Operations:
Net investment income                                                 0.127
Net realized and unrealized
  gain (loss) on investments                                         (0.284)
--------------------------------------------------------------------------------

    Total from operations                                            (0.157)

Less Distributions From:
  Net investment income                                              (0.113)
--------------------------------------------------------------------------------

Net Asset Value,
  end of period                                                       $9.73
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $2,951
Ratio of expenses to average net assets                                1.40%
Ratio of expenses to average net assets after fees paid indirectly     1.40%
Ratio of net investment income to average net assets                   4.65%
Total return                                                          (1.08)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                      $0.105
RATIOS:
Expenses to average net assets                                         1.87%*
Net investment income to average net assets                            4.18%*
================================================================================
  * Annualized
 ** Not Annualized

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies CitiFunds Intermediate Income Portfolio (the "Fund") is a separate diversified series of CitiFunds Fixed Income Trust (the "Trust") which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Effective November 1, 1998, the Fund invests all of its investable assets in U.S. Fixed Income Portfolio (the "Portfolio") a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (at April 30, 1999) in the net assets of the Portfolio. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay higher ongoing distribution fee than Class A, but are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their own pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expense ratios than Class B.

   The financial statements of the portfolio, including the portfolio of investments are contained elsewhere in this report and should be read in conjunction with the Funds' financial statements.

   The preparation of financial statements in accordance with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the portfolio.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $2,218,509 of which $1,142,935 will expire on October 31, 2002 and $1,075,574 which will expire on October 31, 2004. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. Distributions The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

   F. Change in Fiscal Year End During fiscal year 1998, the Fund changed its fiscal year end from December 31 to October 31.

   G. Other All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

   The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.35% of the Funds' average daily net assets. The management fee amounted to $148,451 all of which was voluntarily waived for the six months ended April 30, 1999.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $104,739 for the six months ended April 30, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $3,892 for the period ended April 30, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS On November 1, 1998 the Fund transferred all of its investable assets of $76,788,364 to the Portfolio in exchange for an interest in the Portfolio, including $1,683,386 of unrealized appreciation. Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 1999 aggregated $19,932,006 and $15,314,777, respectively.

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                    SIX MONTHS      TEN MONTHS
                                       ENDED           ENDED        YEAR ENDED
                                  APRIL 30, 1999 OCTOBER 31, 1998  DECEMBER 31,
                                    (Unaudited)      (Note 1F)         1997
================================================================================
CLASS A
Shares sold                        2,478,904        4,626,775          62,642
Shares issued to shareholders from
  reinvestment of distributions      208,805          214,180         244,817
Shares repurchased                (2,483,314)        (940,430)     (1,162,555)
--------------------------------------------------------------------------------
    Class A Net increase (decrease)  204,395        3,900,525        (855,096)
================================================================================
CLASS B*
Shares sold                          303,444
Shares issued to shareholders from
  reinvestment of distributions        1,567
Shares repurchased                    (1,800)
--------------------------------------------------------------------------------
    Class B Net increase             303,211
================================================================================

* January 4, 1999 (Commencement of Operations) to April 30, 1999.

6. ASSUMPTION OF EXPENSES CFBDs has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended April 30, 1999 which amounted to $25,462.

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

                                 PRINCIPAL
                                  AMOUNT
ISSUER                       (000'S OMITTED)   VALUE
------------------------------------------------------
FIXED INCOME -- 118.3%
------------------------------------------------------
ASSET BACKED SECURITIES -- 4.3%
------------------------------------------------------
Aames Mortgage Trust
  6.59% due 6/15/24               $  375    $  379,324
Contimortgage Home
  Equity Loan
  6.13% due 3/15/13                  500       499,685
Green Tree Financial Corp.
  6.71% due 8/15/29                  550       539,863
  8.05% due 10/15/27               1,500     1,555,305
IMC Home Equity Loan
  6.16% due 5/20/14                1,000     1,003,110
                                            ----------
                                             3,977,287
                                            ----------

DOMESTIC CORPORATIONS -- 31.5%
------------------------------------------------------
Aircraft Financial Trust
  8.00% due 5/15/24                1,300     1,281,719
Allstate Corp.
  6.75% due 5/15/18                1,030     1,022,017
American Financial
  Group Inc.
  7.125% due 4/15/09                 910       882,554
Associates Corp. of N. A
  6.95% due 11/01/18               1,000     1,004,460
BB&T Corp.
  6.375% due 6/30/05               1,330     1,328,311
Bank One Corp.
  5.625% due 2/17/04               1,000       979,530
Century Enterprises Inc.
  6.30% due 1/15/08                  750       741,900
Conoco Inc.
  5.90% due 4/15/04                  910       902,147
Conseco Inc.
  6.40% due 6/15/01                  350       345,992
Dayton Hudson Corp.
  6.65% due 8/01/28                1,105     1,065,485
Equitable Life Assurance
  6.95% due 12/01/05               1,000     1,024,230
Ford Motor Co.
  6.625% due 10/01/28              1,165     1,118,295
General Motors
  Acceptance Corp.
  6.15% due 4/05/07                  940       931,756
Household Financial Corp.
  6.50% due 11/15/08             $ 1,130   $ 1,124,113
Knight Ridder Inc.
  6.875% due 3/15/29                 700       684,358
Lehman Brothers
  Holdings, Inc.
  6.375% due 3/15/01                 775       778,340
  6.40% due 8/30/00                  930       935,943
MCI Communications Corp.
  6.50% due 4/15/10                1,395     1,403,230
Mattel Inc.
  6.00% due 7/15/03                  700       695,456
May Department
  Stores Co.
  5.95% due 11/01/08                 650       637,377
Merita Bank PLC
  6.50% due 4/01/09                  935       921,966
Morgan Stanley
  Dean Witter & Co.
  5.625% due 1/20/04               1,000       985,300
National Rural Utilities
  6.20% due 2/01/08                1,235     1,236,136
Nordstrom Inc.
  5.625% due 1/15/09                 765       722,933
Norfolk Southern Corp.
  7.35% due 5/15/07                  705       750,754
Peco Energy
  6.05% due 3/01/09                1,000       991,250
Petroleum Geological
  Services
  6.625% due 3/30/08                 565       553,175
Popular, Inc.
  6.20% due 4/30/01                  650       648,330
Raytheon Co.
  6.30% due 3/15/05                  910       918,081
Sears Credit Account
  Master Trust
  5.25% due 10/16/08                 820       797,188
TPSA Financial
  7.75% due 12/10/08                 765       778,289
Union Carbide Corp.
  6.70% due 4/01/09                  930       922,743
                                            ----------
                                            29,113,358
                                            ----------

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

                                 PRINCIPAL
                                  AMOUNT
ISSUER                       (000'S OMITTED)   VALUE
------------------------------------------------------
MORTGAGE OBLIGATIONS -- 47.1%
------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS -- 12.6%
------------------------------------------------------
Asset Securitization Corp.
  Series 95
  7.10% due 8/13/29               $  255    $  265,701
  7.384% due 8/13/29               1,000     1,054,540
Asset Securitization Corp.
  Series 97
  6.85% due 2/14/41                  225       230,796
Commercial Mortgage Corp.
  5.80% due 3/15/06                  265       259,968
Commercial Mortgage
  Passthrough 1999
  7.239% due 10/15/08              1,300     1,274,806
CRIMI Mae Commercial
  Mortgage Trust
  7.00% due 11/02/11                 500       393,594
GE Capital Mortgage
  Services, Inc.
  5.905% due 10/25/13              2,000     1,994,860
GMAC Commercial
  Mortgage Inc.
  6.42% due 8/15/08                  550       549,389
  6.83% due 12/15/03                 457       463,693
J.P. Morgan Commercial
  Mortgage Financial Corp.
  6.373% due 1/15/30                 234       235,406
Merrill Lynch Mortgage Co.
  6.95% due 6/18/29                  459       469,626
Morgan Stanley Capital
  Investment Inc.
  6.44% due 11/15/02                 475       479,451
Nomura Asset
  Securitization Corp.
  8.15% due 3/04/20                1,000     1,078,990
Norwest Asset
  Securitization Corp.
  6.75% due 11/25/27               2,000     2,006,960
Residential Asset
  Securitization Trust
  7.00% due 2/25/08                  180       181,309
Structured Asset
  Securities Corp.
  6.79% due 6/12/04                  695       713,408
                                            ----------
                                            11,652,497
                                            ----------

                                 PRINCIPAL
                                  AMOUNT
ISSUER                       (000'S OMITTED)   VALUE
-------------------------------------------------------
MORTGAGE BACKED SECURITIES/
PASSTHROUGHS -- 20.2%
-------------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  6.25% due 6/15/24               $  535    $  531,680
  6.75% due 8/15/04                1,500     1,512,648
  8.50% due 4/01/01                   10         9,933
                                            ----------
                                             2,054,261
Federal National
  Mortgage Association
  5.49% due 8/18/00                5,000     5,014,850
  6.50% due 12/01/29 TBA*          6,635     6,628,133
  6.50% due 8/25/22                1,500     1,478,512
  7.412% due 8/17/21               2,341     2,453,722
  7.50% due 10/01/25                 750       771,110
  7.50% due 5/01/26                  169       173,806
  7.50% due 6/01/26                   31        31,952
  8.00% due 6/01/02                    8         8,085
                                            ----------
                                            16,560,170
                                            ----------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION -- 14.3%
------------------------------------------------------
 6.50%
 due 12/15/29 TBA*                   500       495,545
 6.50%
 due 12/31/29 TBA*                 2,000     1,981,875
 7.00%
 due 12/31/29 TBA*                 6,600     6,676,296
 7.00% due 2/15/24                 1,033     1,049,625
 7.25% due 10/16/22                  869       873,623
 7.50%
 due 12/31/29 TBA*                 2,000     2,056,260
 8.00% due 12/15/07                   42        43,715
                                            ----------
                                            13,176,939

TOTAL MORTGAGE OBLIGATIONS                  43,443,867
                                            ----------

YANKEE BONDS -- 2.1%
------------------------------------------------------
Corporacion Andina
  De Fomento
  7.75% due 3/01/04                1,000     1,000,624
Korea Development Bank
  7.125% due 4/22/04                 910       897,505
                                            ----------
                                             1,898,129
                                            ----------

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 1999
(Unaudited)

                                 PRINCIPAL
                                  AMOUNT
ISSUER                       (000'S OMITTED)   VALUE
------------------------------------------------------
UNITED STATES GOVERNMENT
AND OTHER GOVERNMENT
OBLIGATIONS -- 33.3%
------------------------------------------------------
UNITED STATES TREASURY BONDS -- 7.2%
  6.625% due 2/15/27              $1,150   $ 1,264,816
  6.125% due 11/15/27              2,650     2,743,174
  3.625% due 4/15/28                 610       584,851
  5.25% due 11/15/28               2,200     2,035,682
                                            ----------
                                             6,628,523
                                            ----------
UNITED STATES TREASURY NOTES -- 23.9%
------------------------------------------------------
  6.00% due 6/30/99                   50        50,117
  5.625% due 4/30/00                 215       216,378
  5.50% due 12/31/00               1,650     1,660,824
  6.625% due 6/30/01               2,665     2,745,776
  6.50% due 5/31/02                1,000     1,036,250
  5.75% due 11/30/02               5,005     5,091,036
  4.25% due 11/15/03               2,000     1,920,940
  7.875% due 11/15/04                460       515,485
  6.50% due 5/15/05                  580       614,075
  6.875% due 5/15/06               2,735     2,970,456
  6.625% due 5/15/07               3,720     4,008,300
  3.875% due 1/15/09               1,275     1,273,406
                                            ----------
                                            22,103,043
                                            ----------
UNITED STATES AGENCY OBLIGATIONS -- 0.8%
------------------------------------------------------
Tennessee Valley Authority
  5.88% due 4/01/36                  750       761,062
                                            ----------
OTHER GOVERNMENT OBLIGATIONS -- 1.4%
------------------------------------------------------
Manitoba Province
  5.50% due 10/01/08               1,300     1,253,772
                                            ----------
TOTAL UNITED STATES
  GOVERNMENT & OTHER
  GOVERNMENT OBLIGATIONS                    30,746,400
                                            ----------
TOTAL FIXED INCOME
  (Identified Cost
  $110,173,821)                            109,179,041
                                           -----------
PREFERRED STOCK -- 0.6%
------------------------------------------------------
Comed Financing I
  (Identified Cost
  $590,291)                          23        592,097
                                           -----------


                                 PRINCIPAL
                                  AMOUNT
ISSUER                       (000'S OMITTED)   VALUE
------------------------------------------------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 0.3%
------------------------------------------------------
United States Treasury Bills
  4.19% due 6/24/99                $ 60     $ 59,623
  4.23% due 6/24/99                  30       29,809
  4.38% due 6/24/99                  12       11,921
  4.495% due 6/24/99                170      168,854
                                            --------
TOTAL SHORT-TERM
  OBLIGATIONS                                270,207
                                            --------
TOTAL INVESTMENTS
  (Identified Cost
  $111,034,319)                  119.2%  110,041,345
                                 -----   -----------
OTHER ASSETS,
  LESS LIABILITIES               (19.2)  (17,723,292)
                                 -----   -----------
NET ASSETS                       100.0%  $92,318,053
                                 =====   ===========

FUTURES CONTRACTS
----------------------------------------------------
Futures contracts which were open at April 30, 1999 are as follows :

                           AGGREGATE
                             FACE
                  NUMBER     VALUE                    UNREALIZED
DESCRIPTION/        OF        OF       EXPIRATION        GAIN/
POSITION        CONTRACTS  CONTRACTS      DATE          (LOSS)
--------------------------------------------------------------------------------
U.S. Treasury
  30 Year                                June,
  Bond (sell)     (75)   ($7,500,000)     1999          $32,250
U.S. Treasury
  Two Year                               June,
  Note (buy)       40      4,500,000     1999            (7,025)
U.S. Treasury
  Ten Year                               June,
  Note (sell)     (20)    (2,000,000)    1999            19,850
                                                        -------
                                                        $45,075
                                                        -------

* TBA's are mortgage-backed securities traded under delayed delivery commitments; settling after April 30, 1999. Although the unit price for the trade has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2% from the principal amount. Income on TBA's is not earned until the settlement date.

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIl 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $111,034,319)   $110,041,345
Cash                                                                   62,026
Interest receivable                                                 1,299,191
Receivable for daily variation on futures contracts                   175,319
--------------------------------------------------------------------------------
  Total assets                                                    111,577,881
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments repurchased                                19,215,027
Payable to affiliates--Management Fee (Note 2)                          6,870
Accrued expenses and other liabilities                                 37,931
--------------------------------------------------------------------------------
  Total liabilities                                                19,259,828
--------------------------------------------------------------------------------
NET ASSETS                                                        $92,318,053
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $92,318,053
================================================================================

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS)
TO APRIL 30, 1999 (Unaudited)
================================================================================
Investment Income (Note 1B):
Interest Income                                      $2,614,844
Dividend Income                                          24,433
--------------------------------------------------------------------------------
                                                                   $2,639,277
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                161,358
Custody and fund accounting fees                         39,045
Audit fees                                               21,235
Legal fees                                               13,000
Trustees fees                                             2,931
Other                                                     2,137
--------------------------------------------------------------------------------
  Total expenses                                        239,706
Less aggregate amounts waived by the Manager (Note 2)   (55,282)
--------------------------------------------------------------------------------
  Net expenses                                                        184,424
--------------------------------------------------------------------------------
Net investment income                                               2,454,853
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized depreciation of investments                 (947,905)
Less unrealized appreciation from contributed
  assets (Note 1)                                     1,683,386
--------------------------------------------------------------------------------
  Unrealized depreciation of investments                           (2,631,291)
--------------------------------------------------------------------------------
Net realized gain from futures transactions              49,413
Net realized loss from investment transactions         (156,037)
--------------------------------------------------------------------------------
  Net realized loss from investment and futures transactions         (106,624)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                    (2,737,915)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (283,062)
================================================================================


See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                                FOR THE PERIOD
                                                               NOVEMBER 1, 1998
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                 APRIL 30, 1999
                                                                  (Unaudited)
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                              $ 2,454,853
Net realized loss from investment transactions                        (106,624)
Unrealized depreciation of investments                              (2,631,291)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                  (283,062)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                               110,812,931
Value of withdrawals                                               (18,211,816)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions                92,601,115
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                          92,318,053
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                          --
--------------------------------------------------------------------------------
End of period                                                      $92,318,053
================================================================================

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                          FOR THE PERIOD
                                                          NOVEMBER 1, 1998
                                                          (COMMENCEMENT
                                                          OF OPERATIONS) TO
                                                           APRIL 30, 1999
                                                            (Unaudited)
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                    $ 92,318
Ratio of expenses to average net assets                          0.40%*
Ratio of net investment income to average net assets             5.28%*
Portfolio turnover                                                 80%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                                   0.52%*
Net investment income to average net assets                      5.16%*
================================================================================
*Annualized

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Fixed Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on November 1, 1998. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Administrator.

   On November 1, 1998, CitiFunds Intermediate Income Portfolio transferred all of its investable assets in the amount of $76,788,364 including $1,683,386 of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current period contributions are included in the "Proceeds from Contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturity in sixty days or less) are valued at amortized cost; which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as ordinary income.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. TBA Purchase Commitments The Portfolio enters into "TBA" (to be amounted) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or higher-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBApurchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

   Although the Portfolio will generally enter into TBApurchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

   G. Futures Contracts The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other fund investments.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   H.  Other  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank amounted to $161,358, of which $55,282 was voluntarily waived for the period November 1, 1998 (commencement of operations) to April 30, 1999. The management fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $138,338,843 and $91,518,321, respectively, for the period November 1, 1998 (Commencement of Operations) to April 30, 1999.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:
Aggregate cost                                                   $111,034,319
================================================================================
Gross unrealized appreciation                                     $   376,448
Gross unrealized depreciation                                      (1,369,422)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $  (992,974)
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1998 (Commencement of Operations) to April 30, 1999, the commitment fee allocated to the Portfolio was $120. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 *AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.







c 1999 Citicorp           [Logo] Printed on recycled paper           CFS/INI/499